Note 16 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes				To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of December 31, 20 1 7 :
Total capital (to risk-weighted assets)	$21,674	12.31%	> $	14,090	>	8.00%	> $	17,613	>	10.00%
Tier 1 capital (to risk-weighted assets)	19,835	11.26	>	10,568	>	6.00	>	14,090	>	8.00
Common Equity Tier 1 capital (to risk-weighted assets)	19,835	11.26	>	7,926	>	4.50	>	11,449	>	6.50
Tier 1 capital (to average assets)	19,835	8.54	>	9,288	>	4.00	>	11,610	>	5.00
	Actual		For Capital Adequacy P urposes				To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
As of December 31, 2016:
Total capital (to risk-weighted assets)	$20,302	13.20%	> $	12,307	>	8.00%	> $	15,383	>	10.00%
Tier 1 capital (to risk-weighted assets)	18,670	12.14	>	9,230	>	6.00	>	12,307	>	8.00
Common Equity Tier 1 capital (to risk-weighted assets)	18,670	12.14	>	6,922	>	4.50	>	9,999	>	6.50
Tier 1 capital (to average assets)	18,670	8.94	>	8,356	>	4.00	>	10,445	>	5.00